[EOG LETTERHEAD]

March 20, 2007

Via Facsimile and U.S. Mail

Ms. April Sifford
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-7010

Facsimile Number: (202) 772-9368

Dear Ms. Sifford:

Our response to your comment letter dated March 15, 2007 is enclosed.

EOG Resources, Inc. acknowledges that:

  the company is responsible for the adequacy and accuracy of the disclosures in the filing;
  staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
  the company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities law of the United States.

If you have questions regarding our responses, please contact Barry Hunsaker in our legal department at 713-651-6940.

Sincerely,

EOG Resources, Inc.

/s/ EDMUND P. SEGNER, III
Edmund P. Segner, III
Senior Executive Vice President
and Chief of Staff

cc: Shannon Buskirk